Investment in Affiliates	9 Months Ended
Dec. 31, 2021
Investments in and Advances to Affiliates [Abstract]
Investment in Affiliates
11.	Investment in Affiliates
Investment in affiliates at March 31, 2021 and December 31, 2021 consists of the following:

	Millions of yen
	March 31, 2021	December 31, 2021
Shares	¥853,937	¥900,583
Loans and others	33,827	34,344

	¥887,764	¥934,927